Stock Purchase Warrants (Details Narrative 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of common stock warrants issued to non-employees for services	470,000
Common stock warrants issued to investors in connection with Series B Offering	45,000
Exchange common stock warrants for an equal number of warrants	546,470
Number of shares warrant holders exercised their rights to purchase	180,750
Average exercise price of shares warrant holders exercised their rights to purchase	$ 0.50
Exercise price of warrants issued in connection with 2013 Series B Offering, original	$ 0.83
Derivative warrant liability	$ 115,000
Incremental Fair value resulting from modification	$ 82,000
The 2013 Offering [Member]
Common stock warrants issued to investors in connection with Series B Offering	1,285,000
Exercise price of warrants issued in connection with 2013 Series B Offering, original	$ 0.83
Exercise price of warrants issued in connection with 2013 Series B Offering, reduced	$ 0.50
Warrants held by Platinum	6,020,214
WarrantMember
Number of common stock warrants issued to non-employees for services		180,750
Common stock warrants issued to investors in connection with Series B Offering		82,772